SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity

A summary of the Company’s activity for options granted to employees and directors under the Plan is as follows:

	Six months ended June 30, 2020
	Unaudited
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	3,110,938	$7.6	8.23	$7,579
Granted	690,000	4.6	-	-
Exercised	(275,005)	1.44	-	-
Forfeiture	(78,437)	3.29	-	-

Outstanding at the end of the period	3,447,496	3.22	8.24	11,437

Exercisable	1,195,933	$2.58	7.49	$4,735

Schedule of Recognized Stock-based Compensation

During the six months period ended June 30, 2020, the Company recognized compensation expenses related to stock options in the amount of $682, as follows:

	Six months ended June 30,
	2020	2019
	Unaudited

Cost of revenues	$122	$76
Research and development	178	115
Marketing and selling	(18)	20
General and administrative	400	347

	$682	$558